Other Long-term Assets - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Beginning balance	¥ 1,855,293,000	¥ 1,855,394,000
Disposal and others	27,000	(101,000)
Ending balance	1,855,320,000	1,855,293,000
Impairment charges	¥ 0	¥ 0